JPMorgan International Focus Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Australia — 3.8%
BHP Group Ltd.	1,052	36,894
Woodside Energy Group Ltd.	314	8,125
Woodside Energy Group Ltd.	263	6,820
		51,839
Belgium — 2.1%
KBC Group NV	388	28,759
Canada — 6.8%
Alimentation Couche-Tard, Inc.	464	21,188
Canadian National Railway Co.	289	34,445
Toronto-Dominion Bank (The)	537	37,121
		92,754
China — 2.6%
Meituan * (a)	70	1,565
Tencent Holdings Ltd.	700	34,120
		35,685
Denmark — 3.7%
Coloplast A/S, Class B	134	16,165
Novo Nordisk A/S, Class B	247	34,147
		50,312
France — 10.6%
Capgemini SE	104	19,757
L'Oreal SA	46	18,894
LVMH Moet Hennessy Louis Vuitton SE	40	35,011
TotalEnergies SE	543	33,576
Vinci SA	328	37,040
		144,278
Germany — 7.5%
adidas AG	98	15,778
Allianz SE (Registered)	156	37,316
Deutsche Boerse AG	76	13,541
Deutsche Telekom AG (Registered)	615	13,705
RWE AG	498	22,159
		102,499
Hong Kong — 3.4%
AIA Group Ltd.	2,760	31,205
Hong Kong Exchanges & Clearing Ltd.	340	15,310
		46,515
India — 2.7%
HDFC Bank Ltd., ADR	537	36,200
Indonesia — 2.5%
Bank Central Asia Tbk. PT	39,502	22,418
Telkom Indonesia Persero Tbk. PT	47,651	12,314
		34,732

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 10.1%
Hoya Corp.	141	15,440
Keyence Corp.	49	22,558
Mitsubishi UFJ Financial Group, Inc.	2,239	16,397
Nippon Telegraph & Telephone Corp.	690	20,699
Shin-Etsu Chemical Co. Ltd.	119	17,602
Sony Group Corp.	307	27,413
Tokio Marine Holdings, Inc.	836	17,516
		137,625
Mexico — 1.1%
Wal-Mart de Mexico SAB de CV	3,917	15,297
Netherlands — 6.6%
ASML Holding NV	54	35,582
Shell plc	1,879	55,174
		90,756
Singapore — 2.7%
DBS Group Holdings Ltd.	1,363	37,308
South Africa — 1.6%
Anglo American plc	503	21,693
South Korea — 4.5%
Delivery Hero SE * (a)	208	12,584
Samsung Electronics Co. Ltd.	976	48,613
		61,197
Spain — 2.2%
Iberdrola SA *	41	483
Iberdrola SA	2,471	28,988
		29,471
Sweden — 1.3%
Atlas Copco AB, Class A	1,521	18,046
Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	485	45,001
United Kingdom — 8.3%
AstraZeneca plc	131	17,152
Diageo plc	705	30,813
Linde plc	83	27,455
Lloyds Banking Group plc	13,184	8,581
RELX plc	968	28,796
		112,797
United States — 9.6%
Ferguson plc	172	24,259
Nestle SA (Registered)	462	56,345

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Roche Holding AG	99	30,997
Schneider Electric SE	123	19,987
		131,588
Total Common Stocks (Cost $1,072,804)		1,324,352
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (b) (c)(Cost $24,243)	24,229	24,243
Total Investments — 98.8% (Cost $1,097,047)		1,348,595
Other Assets Less Liabilities — 1.2%		16,058
NET ASSETS — 100.0%		1,364,653

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.9%
Oil, Gas & Consumable Fuels	7.7
Insurance	6.4
Pharmaceuticals	6.1
Semiconductors & Semiconductor Equipment	6.0
Metals & Mining	4.3
Food Products	4.2
Textiles, Apparel & Luxury Goods	3.8
Technology Hardware, Storage & Peripherals	3.6
Diversified Telecommunication Services	3.5
Chemicals	3.3
Construction & Engineering	2.7
Food & Staples Retailing	2.7
Road & Rail	2.6
Interactive Media & Services	2.5
Health Care Equipment & Supplies	2.3
Beverages	2.3
Electric Utilities	2.2
Capital Markets	2.1
Professional Services	2.1
Household Durables	2.0
Trading Companies & Distributors	1.8
Electronic Equipment, Instruments & Components	1.7
Independent Power and Renewable Electricity Producers	1.6
Electrical Equipment	1.5
IT Services	1.5
Personal Products	1.4
Machinery	1.3
Internet & Direct Marketing Retail	1.1
Short-Term Investments	1.8

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$51,839	$—	$51,839
Belgium	—	28,759	—	28,759
Canada	92,754	—	—	92,754
China	—	35,685	—	35,685
Denmark	—	50,312	—	50,312
France	—	144,278	—	144,278
Germany	—	102,499	—	102,499
Hong Kong	—	46,515	—	46,515

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$36,200	$—	$—	$36,200
Indonesia	—	34,732	—	34,732
Japan	—	137,625	—	137,625
Mexico	15,297	—	—	15,297
Netherlands	—	90,756	—	90,756
Singapore	—	37,308	—	37,308
South Africa	—	21,693	—	21,693
South Korea	—	61,197	—	61,197
Spain	—	29,471	—	29,471
Sweden	—	18,046	—	18,046
Taiwan	45,001	—	—	45,001
United Kingdom	—	112,797	—	112,797
United States	—	131,588	—	131,588
Total Common Stocks	189,252	1,135,100	—	1,324,352
Short-Term Investments
Investment Companies	24,243	—	—	24,243
Total Investments in Securities	$213,495	$1,135,100	$—	$1,348,595
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$19,897	$143,800	$139,465	$10	$1	$24,243	24,229	$206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	40,011	99,999	140,020	13	(3)	—	—	221	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	16,404	54,939	71,343	—	—	—	—	51	—
Total	$76,312	$298,738	$350,828	$23	$(2)	$24,243		$478	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.